Capital Management (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Reconciliation of Net Operating Profit

		2019	2018 Restated 1
	Notes	US$ million	US$ million
Borrowings	24	1,845.8	1,906.8
Less: Cash and cash equivalents	21	515.0	219.7

Net debt (pre-IFRS 16)		1,330.8	1,687.1
Add: Lease liability - IFRS 16		332.9

Net debt (post-IFRS 16)		1,663.7
Adjusted EBITDA (pre-IFRS 16)		1,233.3	1,111.6
Add: Lease payments		56.9

Adjusted EBITDA (post-IFRS 16)		1,290.2
Net debt to adjusted EBITDA (pre-IFRS 16)		1.08	1.52
Net debt to adjusted EBITDA (post-IFRS 16)		1.29

Reconciliation of profit/(loss) for the year to adjusted EBITDA:
Profit/(loss) for the year		174.7	(344.8)
Mining and income taxation		175.6	(65.9)
Royalties		73.7	62.5
Finance expense		102.2	88.0
Investment income		(7.3)	(7.8)
Loss/(gain) on financial instruments		238.0	(21.0)
Foreign exchange loss/(gain)		5.2	(6.4)
Amortisation and depreciation	2	610.0	668.4
Share-based payments		20.5	37.5
Long-term incentive plan		9.1	1.1
Restructuring costs		0.6	113.9
Silicosis settlement costs		(1.6)	(4.5)
Impairment, net of reversal of impairment of investments and assets		9.8	520.3
(Profit)/loss on disposal of assets		(1.2)	51.6
Share of results of equity accounted investees, net of taxation		(3.1)	13.1
Rehabilitation expense/(income)	7	13.4	(0.9)
Realised (loss)/gain on derivative contracts		(132.1)	53.8
Gain on acquisition of Asanko	15	—	(51.8)
Lease repayments		(56.9)	—
Other		2.7	4.5

		1,233.3	1,111.6

1	Refer note 42.